Significant Contractual Service and Milestone Agreements - Additional Information (Detail) (Service agreement with Pharmaceutical Research Associates Inc, USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2012
Service agreement with Pharmaceutical Research Associates Inc
Schedule Of Contractual Commitments [Line Items]
Upfront cash payment	$ 543,766
Expected future upfront cash payment	37,605
Agreement initial term	4 years
Agreements additional term after renewal in years	1 year
Notice period before termination of agreement	60 days
Total payment charged to expense		$ 1,382,236